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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [ ];                    Amendment Number:
                                                                  ----
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road
           Mt. Kisco, New York 10549

Form 13F File Number: 28-05207
                         -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer of Bedford Oak Management, LLC, General Partner
       of Bedford Oak Partners, L.P.
Phone: (914) 242-5725

Signature, Place, and Date of Signing:


/s/ Dennis H. Javer               Mt. Kisco, New York            August 14, 2000
-----------------------------     -------------------            ---------------
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2
                                   ---

Form 13F Information Table Entry Total: 76
                                        --

Form 13F Information Table Value Total: $89,102 (thousands)
                                        -------

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
    ---
Form 13F File Number 28-05209
                        -----
Name:  Bedford Oak Advisors, LLC

No.  2
    ---
Form 13F File Number 28-05211
                        -----
Name:  Harvey P. Eisen
       ----------------------------------



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
                                                   FORM 13F INFORMATION TABLE

Column                          Column  Column     Column           Column          Column     Column            Column
  1                               2       3          4                5               6          7                 8

                                Title                                                                       Voting Authority
                                 of                Value    Shares or  SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Abraxas Pete Corp.              COM    003830106    600      400000    SH         Defined     1,2        400000
Acceptance Insurance            COM    004308102   3500      700000    SH         Defined     1,2        700000
Advanced Polymer Systems        COM    00754G102    437      115600    SH         Defined     1,2        115600
American Superconductors Corp.  COM    030111108    241        5000    SH         Defined     1,2          5000
Avatex                          COM    05349F402    527      992000    SH         Defined     1,2        992000
BEA Systems                     COM    073325102    989       20000    SH         Defined     1,2         20000
Ballantyne of Omaha             COM    058516105    678      310000    SH         Defined     1,2        310000
Cache                           COM    127150308    597      157900    SH         Defined     1,2        157900
Capital Trust                   COM    14052H100   3340      835000    SH         Defined     1,2        835000
Caremark Rx                     COM    141705103    681      100000    SH         Defined     1,2        100000
Carreker-Antinori               COM    144433109    958      106500    SH         Defined     1,2        106500
Cell Genesys                    COM    150921104   3500      125000    SH         Defined     1,2        125000
Cell Pathways                   COM    15114R101    470       20000    SH         Defined     1,2         20000
Choice Point                    COM    170388102    783       17600    SH         Defined     1,2         17600
Ciena                           COM    171779101   2500       15000    SH         Defined     1,2         15000
Coinstar                        COM    19259P300   1361      135300    SH         Defined     1,2        135300
Coram Health                    COM    218103109    581     1615000    SH         Defined     1,2       1615000
Core Inc.                       COM    21867P102   1192      175000    SH         Defined     1,2        175000
Cotton States Life              COM    221774102    949      111600    SH         Defined     1,2        111600
Countrywide                     COM    222372104    909       30000    SH         Defined     1,2         30000
Covalent Group                  COM    222815102   2821      610000    SH         Defined     1,2        610000
Coyote Network Systems          COM    22406P108   1050      200000    SH         Defined     1,2        200000
Crayfish Co. ADR (CRFH)         COM    225226109     70       10000    SH         Defined     1,2         10000
DRS Technologies                COM    23330X100   1262      108600    SH         Defined     1,2        108600
Danielson Holding 150,000 Unre  COM    236274106   1559      319800    SH         Defined     1,2        319800
Data Broadcasting               COM    237596101   3320      526000    SH         Defined     1,2        526000
Davel                           COM    238341101     73      212200    SH         Defined     1,2        212200
Emerson Electric                COM    291011104    302        5000    SH         Defined     1,2          5000
Ezenia!                         COM    302311105     89       20000    SH         Defined     1,2         20000
Federal Agricultural Mortgage   COM    313148306    992       68100    SH         Defined     1,2         68100
Firstcom                        COM    33763T104    452       30000    SH         Defined     1,2         30000
Flag Telecom                    COM    G3529L102    297       20000    SH         Defined     1,2         20000
Gemstar                         COM    G3788V106   3687       60000    SH         Defined     1,2         60000
Giant Group                     COM    374503100     49      111600    SH         Defined     1,2        111600
Glacier Water Service           COM    376395109    388       33000    SH         Defined     1,2         33000
Grand Union Co.                 COM    386532402    214      402500    SH         Defined     1,2        402500
Healtheon                       COM    422209106  10369      700000    SH         Defined     1,2        700000
Home Products Int'l             COM    437305105    271       70000    SH         Defined     1,2         70000
IBIS                            COM    450909106   6037      100000    SH         Defined     1,2        100000
JDS Uniphase                    COM    46612J101   1199       10000    SH         Defined     1,2         10000
Kana Communications             COM    483600102    309        5000    SH         Defined     1,2          5000
Keithley Instruments            COM    487584104    436        5000    SH         Defined     1,2          5000
LSI Logic Corp.                 COM    502161102    541       10000    SH         Defined     1,2         10000
Leggett & Platt                 COM    524660107   1320       80000    SH         Defined     1,2         80000
Marimba                         COM    56781Q109    279       20000    SH         Defined     1,2         20000
Meridith Corp.                  COM    589433101   1012       30000    SH         Defined     1,2         30000
Message Media                   COM    590787107    210       60000    SH         Defined     1,2         60000
Metromedia Fiber                COM    591689104   1984       50000    SH         Defined     1,2         50000





Mueller Ind.                    COM    624756102    840       30000    SH         Defined     1,2         30000
Network Appliance               COM    64120L104    402        5000    SH         Defined     1,2          5000
Neutral Posture                 COM    64125E105     18       14100    SH         Defined     1,2         14100
Newsedge Corp.                  COM    65249Q106    250      100000    SH         Defined     1,2        100000
Paravant Companies              COM    699376109    574      206500    SH         Defined     1,2        206500
Phar-Mor                        COM    717113203    178      118400    SH         Defined     1,2        118400
Pioneer Corp. ADR (PIO)         COM    723646105    202        5000    SH         Defined     1,2          5000
Plains Resources                COM    726540503   2240      140000    SH         Defined     1,2        140000
Ramco Energy                    COM    75144Q101    617      105000    SH         Defined     1,2        105000
Riddell Sports Inc              COM    765670104    103       25000    SH         Defined     1,2         25000
Right Start                     COM    766574206   1477      323700    SH         Defined     1,2        323700
Rite-Aid                        COM    767754104   1969      300000    SH         Defined     1,2        300000
Spyglass                        COM    852192103   2348       75000    SH         Defined     1,2         75000
Strouds Inc.                    COM    863451100   1270      712800    SH         Defined     1,2        712800
TCI Sattelite Ent.              COM    872298104   1738      200000    SH         Defined     1,2        200000
United Globalcom                COM    913247508   2805       60000    SH         Defined     1,2         60000
Vignette                        COM    926734104    520       10000    SH         Defined     1,2         10000
Wellpoint                       COM    94973H108   2173       30000    SH         Defined     1,2         30000
Westwood One                    COM    961815107   1024       30000    SH         Defined     1,2         30000
Whitman Educational Group       COM    966524100   1495      996985    SH         Defined     1,2        996985
Xcelera.Com                     COM    G31611109    510       15000    SH         Defined     1,2         15000
Itochu Corp.                    COM    6467803       51       10000    SH         Defined     1,2         10000
Kainos Labs                     COM    6480899      179       10000    SH         Defined     1,2         10000
Mitsubishi Electric Corp.       COM    6597045      119       11000    SH         Defined     1,2         11000
Mitsubishi Materials Corp.      COM    6597089      143       35000    SH         Defined     1,2         35000
Nihon Denpa Kogyo               COM    6639442      208        4000    SH         Defined     1,2          4000
Parco                           COM    6670582      112       30000    SH         Defined     1,2         30000
Toshiba                         COM    6897217      147       13000    SH         Defined     1,2         13000

REPORT SUMMARY                  76 DATA RECORDS   89102        2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED